PREPAID EXPENSES	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES
PREPAID EXPENSES

7)  PREPAID EXPENSES

	12.31.22	12.31.21
Incremental costs in obtaining contracts with customers	1,433,893	766,730
Software and networks maintenance	306,438	145,568
Advertising and publicity	191,366	215,508
Personal	78,698	71,038
Financial charges	37,585	18,251
Rental	35,336	43,465
Insurance	12,681	14,772
Satellites and links	12,360	148,113
Other	26,555	25,248
Total	2,134,912	1,448,693

Current	1,141,521	1,006,425
Non-current	993,391	442,268

Incremental costs in obtaining contracts with customers are substantially represented by sales commissions paid to partners to obtain customer contracts arising from the adoption of IFRS 15, which are deferred to income in accordance with the term of the contract and/or economic benefit to be generated , usually 2 to 6 years.

Below, we present the movement of incremental costs in obtaining contracts with customers:

Balance on 12.31.20	480,909
Additions	703,243
Write-offs (amortizations)	(417,422)
Balance on 12.31.21	766,730
Additions	1,165,051
Write-offs (amortizations)	(578,671)
Business combination - Garliava (Nota 2.d)	80,783
Balance on 12.31.22	1,433,893